SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Other significant information (Details) Rp in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Nov. 21, 2019 IDR (Rp)	Oct. 29, 2019 IDR (Rp)	Aug. 30, 2019 IDR (Rp)	Jun. 24, 2019 IDR (Rp)	Apr. 08, 2019 IDR (Rp)	Mar. 21, 2018 IDR (Rp)	Feb. 26, 2018 IDR (Rp)
DBS Credit Agreements
Borrowings and other credit facilities
Total facility									Rp 600,000
Unused facilities		Rp 125,000
MUFG Credit Agreement
Borrowings and other credit facilities
Total facility								Rp 600,000
Unused facilities		180,000
Company, Metra, MD Media and Metranet | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility							Rp 1,000,000
Unused facilities		582,000
Company, Infomedia, MD Media, and Telkom Infratel | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility						Rp 1,560,000
Unused facilities		400,000
Company, Sigma and Melon | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility					Rp 500,000
Unused facilities		216,000
Company, GSD | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility				Rp 900,000
Unused facilities		814,000
Company, Dayamitra, GSD | Bank Mandiri Credit Agreement
Borrowings and other credit facilities
Total facility			Rp 2,400,000
USD | HSBC maturing on July 31, 2020
Borrowings and other credit facilities
Total facility		Rp 4
Interest rate (as a percent)	4.12%	4.12%
USD | DBS maturing on July 31, 2020
Borrowings and other credit facilities
Total facility | $	$ 20
Interest rate (as a percent)	3.25%	3.25%
Rupiah | Mandiri maturing on November 21, 2020
Borrowings and other credit facilities
Total facility		Rp 2,400,000
Interest rate adjustment (as a percent)	0.60%	0.60%
Rupiah | BNI maturing on November 08, 2020
Borrowings and other credit facilities
Total facility		Rp 525,000
Rupiah | BNI maturing on December 19, 2020
Borrowings and other credit facilities
Total facility		3,160,000
Rupiah | HSBC maturing on July 31, 2020
Borrowings and other credit facilities
Total facility		Rp 600,000
Interest rate (as a percent)	6.74%	6.74%
Rupiah | HSBC maturing on August 30, 2020
Borrowings and other credit facilities
Total facility		Rp 1,484,000
Rupiah | Mufg maturing on October 29, 2020
Borrowings and other credit facilities
Total facility		2,360,000
Rupiah | DBS maturing on February 26, 2020
Borrowings and other credit facilities
Total facility		Rp 600,000
Interest rate adjustment (as a percent)	0.70%	0.70%
Rupiah | DBS maturing on October 18, 2020
Borrowings and other credit facilities
Total facility		Rp 4,000
Interest rate (as a percent)	10.50%	10.50%
Rupiah | DBS maturing on July 31, 2020
Borrowings and other credit facilities
Interest rate (as a percent)	10.75%	10.75%
Rupiah | UOB Maturing on December 20, 2020
Borrowings and other credit facilities
Total facility		Rp 500,000
Interest rate adjustment (as a percent)	2.00%	2.00%
Rupiah | SCB maturing on April 16, 2020
Borrowings and other credit facilities
Total facility		Rp 150,000
Interest rate adjustment (as a percent)	2.50%	2.50%
Rupiah | BCA maturing on May 22, 2020
Borrowings and other credit facilities
Total facility		Rp 600,000
Interest rate adjustment (as a percent)	1.75%	1.75%
Rupiah | Bank Cimb Niaga maturing on January 01, 2020
Borrowings and other credit facilities
Total facility		Rp 85,000
Rupiah | Minimum | BNI maturing on November 08, 2020
Borrowings and other credit facilities
Interest rate (as a percent)	8.41%	8.41%
Rupiah | Minimum | BNI maturing on December 19, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.20%	2.20%
Rupiah | Minimum | Bank Cimb Niaga maturing on January 01, 2020
Borrowings and other credit facilities
Interest rate (as a percent)	10.90%	10.90%
Rupiah | Maximum | BNI maturing on November 08, 2020
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%
Rupiah | Maximum | BNI maturing on December 19, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%	2.50%
Rupiah | Maximum | Bank Cimb Niaga maturing on January 01, 2020
Borrowings and other credit facilities
Interest rate (as a percent)	11.50%	11.50%
Monthly Repayment of Interest | Rupiah | Minimum | HSBC maturing on August 30, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.60%	0.60%
Monthly Repayment of Interest | Rupiah | Minimum | Mufg maturing on October 29, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.70%	0.70%
Monthly Repayment of Interest | Rupiah | Maximum | HSBC maturing on August 30, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.70%	0.70%
Monthly Repayment of Interest | Rupiah | Maximum | Mufg maturing on October 29, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.95%	0.95%
Quarterly repayment of interest | Rupiah | HSBC maturing on August 30, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%
Quarterly repayment of interest | Rupiah | Mufg maturing on October 29, 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%